Intangible Assets - Additional Information (Details) $ in Thousands	Jul. 27, 2017 USD ($)	Sep. 15, 2016 USD ($)	Dec. 04, 2015 USD ($) Site	Feb. 27, 2015 USD ($)	May 07, 2014 USD ($)	Feb. 15, 2013 USD ($)	Feb. 28, 2012 USD ($)	Feb. 15, 2012 USD ($)	Jul. 14, 2011 USD ($)	Jan. 14, 2011 USD ($)	Nov. 14, 2008 USD ($)	Feb. 11, 2008 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition													$ 100,249	$ 84,898
Mapi Group
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition													5,800
Mapi Group | Customer lists
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 18,392
Amortization period	8 years
Mapi Group | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 13,012
Amortization period	8 years 6 months
ICON Government & Public Health Solutions
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition													4,400
ICON Government & Public Health Solutions | Customer lists
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets		$ 4,012
ICON Government & Public Health Solutions | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired		$ 4,000
Amortization period		7 years
ICON Government & Public Health Solutions | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets		$ 1,668
Value of amortizable intangible asset acquired		$ 1,700
Amortization period		2 years
ICON Government & Public Health Solutions | Brand
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets		$ 1,409
Value of amortizable intangible asset acquired		$ 1,400
Amortization period		5 years
PMG
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition													6,000
Number of clinical research sites acquired | Site			52
PMG | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired			$ 6,900
Amortization period			7 years
PMG | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired			$ 3,000
Amortization period			2 years
MediMedia Pharma Solutions
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition													15,000
MediMedia Pharma Solutions | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired				$ 22,800
Amortization period				7 years
MediMedia Pharma Solutions | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired				$ 2,500
Amortization period				1 year
Aptiv Solutions
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition													22,200
Aptiv Solutions | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired					$ 21,400
Amortization period					7 years
Aptiv Solutions | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired					$ 7,900
Amortization period					3 years
Clinical Trial Services of Cross Country Healthcare Inc.
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition													3,900
Clinical Trial Services of Cross Country Healthcare Inc. | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired						$ 3,300
Amortization period						3 years
Clinical Trial Services of Cross Country Healthcare Inc. | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired						$ 600
Amortization period						1 year
PriceSpective
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition													7,800
PriceSpective | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired							$ 10,200
Amortization period							10 years
PriceSpective | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired							$ 400
Amortization period							9 months 18 days
PriceSpective | Non-compete arrangements
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired							$ 400
Amortization period							3 years
BeijingWits Medical
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition													1,700
BeijingWits Medical | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired								$ 1,800
Amortization period								10 years
BeijingWits Medical | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired								$ 400
Amortization period								4 years
BeijingWits Medical | Non-compete arrangements
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired								$ 10
Amortization period								5 years
Firecrest Clinical Limited
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition													16,400
Firecrest Clinical Limited | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired									$ 5,200
Amortization period									7 years 6 months
Firecrest Clinical Limited | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired									$ 1,200
Amortization period									1 year 2 months 12 days
Firecrest Clinical Limited | Technology asset acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired									$ 11,200
Amortization period									7 years 6 months
Firecrest Clinical Limited | Trade names acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired									$ 1,400
Amortization period									4 years 6 months
Oxford Outcomes Limited | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired										$ 6,600
Amortization period										6 years 6 months
Oxford Outcomes Limited | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired										$ 600
Amortization period										2 years
Prevalere Life Sciences
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition													$ 7,200
Prevalere Life Sciences | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired											$ 7,400
Prevalere Life Sciences | Minimum | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Amortization period											7 years
Prevalere Life Sciences | Maximum | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Amortization period											11 years
Healthcare Discoveries | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired												$ 1,600
Healthcare Discoveries | Volunteer list acquired
Indefinite-lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired												$ 1,300
Healthcare Discoveries | Minimum | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Amortization period												2 years
Healthcare Discoveries | Minimum | Volunteer list acquired
Indefinite-lived Intangible Assets [Line Items]
Amortization period												6 years
Healthcare Discoveries | Maximum | Customer relationships acquired
Indefinite-lived Intangible Assets [Line Items]
Amortization period												9 years